Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 12, 2011
Registrant Name	dei_EntityRegistrantName	Global X Funds
Central Index Key	dei_EntityCentralIndexKey	0001432353
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 12, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 12, 2011

Global X FTSE Toll Roads & Ports ETF (Prospectus Summary) | Global X FTSE Toll Roads & Ports ETF
Global X FTSE Toll Roads & Ports ETF
INVESTMENT OBJECTIVE
The Global X FTSE Toll Roads & Ports ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Toll Roads & Ports Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Global X FTSE Toll Roads & Ports ETF
Management Fees:		0.65%
Distribution and Service (12b-1) Fees:		none
Other Expenses:	[1]	0.02%
Total Annual Fund Operating Expenses:		0.67%
Fee Waiver and/or Expense Reimbursement:	[2]	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	[2]	0.65%
[1]	"Other Expenses" reflect estimated expenses for the Fund's first fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, the Adviser has agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes and governmental fees, brokerage fees, commissions, and other transaction expenses, dividend expenses, borrowing costs, and extraordinary expenses) will not exceed 0.65% of the Fund's average daily net assets per year until at least April 1, 2013. Pursuant to the Expense Limitation Agreement, the Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.65% during the year in which it is paid and the Board of Trustees has approved in advance such reimbursement to the Adviser. The Expense Limitation Agreement may only be amended or terminated prior to April 1, 2013 by action of the Board of Trustees of the Fund.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Global X FTSE Toll Roads & Ports ETF	66	208

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund had not yet commenced investment operations as of the most recent fiscal year end.

Thus, no portfolio turnover rate is provided for then Fund.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will invest at least 80% of its total assets in the securities of the

Underlying Index and in ADRs and GDRs based on the securities in the Underlying

Index. The Fund will invest at least 80% of its total assets in securities that are economically tied to toll roads and ports. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index tracks the equity performance of companies involved in the toll roads and ports industry, which includes toll roads, airports and seaports.  As of September 1, 2011, the Underlying Index had 29 constituents,

all of which are foreign companies. The Fund's investment objective and

Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by an organization ("Index Provider") that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is

FTSE International Limited ("FTSE").

The Adviser will use a "passive" or indexing approach to try to achieve the

Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying

Index in approximately the same proportions as in the Underlying Index. However,

the Fund may utilize a representative sampling strategy with respect to the

Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying

Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the

Fund is an actual investment portfolio. The performance of the Fund and the

Underlying Index may vary somewhat due to transaction costs, asset valuations,

foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e.,

holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the Fund,

and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund's

Strategies and Risks section of the Prospectus and in the Statement of

Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk: Because the Fund's investments are concentrated in the toll roads and ports industry, the Fund will be susceptible to loss due to adverse occurrences affecting this industry.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if a foreign currency depreciates against the U.S. dollar.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Foreign Security Risk: Investments in the securities of foreign issuers

(including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on United States' exchanges,

nonetheless, could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security underlying the ADR or GDR is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural disaster could occur in a geographic region in which the Fund invests.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser's investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the

Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result,

the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk: The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets.

Risks Related to Investing in the Toll Roads & Ports Industry: The Fund will be concentrated in companies in the toll roads and ports sector. Companies in this sector may be adversely affected by changes in government regulation, world events and economic conditions. Companies in this sector may also face higher risk of government involvement as roads and ports may be considered key components of national security or potential sources of government revenue. In addition, companies in this sector could be adversely affected by commodity price volatility, technological developments and labor relations.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund,

there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Securities Market Risk: Because certain securities markets in the countries in which the Fund may invest are small in size, underdeveloped and are less regulated and less correlated to global economic cycles than those markets located in more developed countries, the securities markets in such countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Tracking Error Risk: The performance of the Fund may diverge from that of the

Underlying Index.

Valuation Risk: The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's

Shares.

PERFORMANCE INFORMATION
The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 12, 2011
Global X FTSE Toll Roads & Ports ETF (Prospectus Summary) | Global X FTSE Toll Roads & Ports ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global X FTSE Toll Roads & Ports ETF
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Global X FTSE Toll Roads & Ports ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Toll Roads & Ports Index ("Underlying Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund had not yet commenced investment operations as of the most recent fiscal year end.
Thus, no portfolio turnover rate is provided for then Fund.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commission when buying and selling Shares.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" reflect estimated expenses for the Fund's first fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 80% of its total assets in the securities of the
Underlying Index and in ADRs and GDRs based on the securities in the Underlying
Index. The Fund will invest at least 80% of its total assets in securities that are economically tied to toll roads and ports. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index tracks the equity performance of companies involved in the toll roads and ports industry, which includes toll roads, airports and seaports.  As of September 1, 2011, the Underlying Index had 29 constituents, all of which are foreign companies. The Fund's investment objective and
Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by an organization ("Index Provider") that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is
FTSE International Limited ("FTSE").

The Adviser will use a "passive" or indexing approach to try to achieve the
Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying
Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the
Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying
Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the
Fund is an actual investment portfolio. The performance of the Fund and the
Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
Risk, Heading	rr_RiskHeading	SUMMARY OF PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund's
Strategies and Risks section of the Prospectus and in the Statement of
Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk: Because the Fund's investments are concentrated in the toll roads and ports industry, the Fund will be susceptible to loss due to adverse occurrences affecting this industry.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if a foreign currency depreciates against the U.S. dollar.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Foreign Security Risk: Investments in the securities of foreign issuers
(including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on United States' exchanges, nonetheless, could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security underlying the ADR or GDR is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural disaster could occur in a geographic region in which the Fund invests.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser's investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk: The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets.

Risks Related to Investing in the Toll Roads & Ports Industry: The Fund will be concentrated in companies in the toll roads and ports sector. Companies in this sector may be adversely affected by changes in government regulation, world events and economic conditions. Companies in this sector may also face higher risk of government involvement as roads and ports may be considered key components of national security or potential sources of government revenue. In addition, companies in this sector could be adversely affected by commodity price volatility, technological developments and labor relations.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Securities Market Risk: Because certain securities markets in the countries in which the Fund may invest are small in size, underdeveloped and are less regulated and less correlated to global economic cycles than those markets located in more developed countries, the securities markets in such countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Tracking Error Risk: The performance of the Fund may diverge from that of the
Underlying Index.

Valuation Risk: The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's
Shares.

Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.
Global X FTSE Toll Roads & Ports ETF (Prospectus Summary) | Global X FTSE Toll Roads & Ports ETF | Global X FTSE Toll Roads & Ports ETF
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-01
Global X FTSE Toll Roads & Ports ETF | Global X FTSE Toll Roads & Ports ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees:	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	0.67%
Fee Waiver and/or Expense Reimbursement:	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	rr_NetExpensesOverAssets	0.65%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	208

[1]	"Other Expenses" reflect estimated expenses for the Fund's first fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, the Adviser has agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes and governmental fees, brokerage fees, commissions, and other transaction expenses, dividend expenses, borrowing costs, and extraordinary expenses) will not exceed 0.65% of the Fund's average daily net assets per year until at least April 1, 2013. Pursuant to the Expense Limitation Agreement, the Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.65% during the year in which it is paid and the Board of Trustees has approved in advance such reimbursement to the Adviser. The Expense Limitation Agreement may only be amended or terminated prior to April 1, 2013 by action of the Board of Trustees of the Fund.

Global X FTSE Railroads ETF (Prospectus Summary) | Global X FTSE Railroads ETF
Global X FTSE Railroads ETF
INVESTMENT OBJECTIVE
The Global X FTSE Railroads ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Railroads Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Global X FTSE Railroads ETF
Management Fees:		0.65%
Distribution and Service (12b-1) Fees:		none
Other Expenses:	[1]	0.02%
Total Annual Fund Operating Expenses:		0.67%
Fee Waiver and/or Expense Reimbursement:	[2]	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	[2]	0.65%
[1]	"Other Expenses" reflect estimated expenses for the Fund's first fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, the Adviser has agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes and governmental fees, brokerage fees, commissions, and other transaction expenses, dividend expenses, borrowing costs, and extraordinary expenses) will not exceed 0.65% of the Fund's average daily net assets per year until at least April 1, 2013. Pursuant to the Expense Limitation Agreement, the Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.65% during the year in which it is paid and the Board of Trustees has approved in advance such reimbursement to the Adviser. The Expense Limitation Agreement may only be amended or terminated prior to April 1, 2013 by action of the Board of Trustees of the Fund.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example alsoassumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Global X FTSE Railroads ETF	66	208

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when

Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

The Fund had not yet commenced investment operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will invest at least 80% of its total assets in the securities of the

Underlying Index and in ADRs and GDRs based on the securities in the Underlying

Index. The Fund will invest at least 80% of its total assets in securities that

are economically tied to the railroad industry.    The Fund's 80% investment

policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index tracks the equity performance of the largest and most liquid companies involved in the railroad industry. As of September 1, 2011, the

Underlying Index had 20 constituents, 15 of which are foreign companies. The

Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by an organization ("Index Provider") that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is

FTSE International Limited ("FTSE").

The Adviser will use a "passive" or indexing approach to try to achieve the

Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying

Index in approximately the same proportions as in the Underlying Index. However,

the Fund may utilize a representative sampling strategy with respect to the

Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying

Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the

Fund is an actual investment portfolio. The performance of the Fund and the

Underlying Index may vary somewhat due to transaction costs, asset valuations,

foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e.,

holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the

Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund's

Strategies and Risks section of the Prospectus and in the Statement of

Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk: Because the Fund's investments are concentrated in companies involved in the railroad industry, the Fund will be susceptible to loss due to adverse occurrences affecting that industry.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if a foreign currency depreciates against the U.S. dollar.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Foreign Security Risk: Investments in the securities of foreign issuers

(including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on United States' exchanges,

nonetheless, could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security underlying the ADR or GDR is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural disaster could occur in a geographic region in which the Fund invests.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser's investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the

Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result,

the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk: The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets.

Risks Related to Investing in the Railroad Industry: The Fund will be concentrated in companies in the railroad sector. Companies in this sector may be adversely affected by changes in government regulation, world events and economic conditions. Companies in this sector may also face higher risk of government involvement as railroads may be considered key components of national security or potential sources of government revenue. In addition, companies in this sector could be adversely affected by commodity price volatility,

technological developments and labor relations.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund,

there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Securities Market Risk: Because certain securities markets in the countries in which the Fund may invest are small in size, underdeveloped and are less regulated and less correlated to global economic cycles than those markets located in more developed countries, the securities markets in such countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Tracking Error Risk: The performance of the Fund may diverge from that of the

Underlying Index.

Valuation Risk: The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's

Shares.

PERFORMANCE INFORMATION
The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 12, 2011
Global X FTSE Railroads ETF (Prospectus Summary) | Global X FTSE Railroads ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global X FTSE Railroads ETF
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Global X FTSE Railroads ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Railroads Index ("Underlying Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.
The Fund had not yet commenced investment operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commission when buying and selling Shares.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" reflect estimated expenses for the Fund's first fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example alsoassumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 80% of its total assets in the securities of the
Underlying Index and in ADRs and GDRs based on the securities in the Underlying
Index. The Fund will invest at least 80% of its total assets in securities that
are economically tied to the railroad industry.    The Fund's 80% investment
policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index tracks the equity performance of the largest and most liquid companies involved in the railroad industry. As of September 1, 2011, the
Underlying Index had 20 constituents, 15 of which are foreign companies. The
Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by an organization ("Index Provider") that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is
FTSE International Limited ("FTSE").

The Adviser will use a "passive" or indexing approach to try to achieve the
Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying
Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the
Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying
Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the
Fund is an actual investment portfolio. The performance of the Fund and the
Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
Risk, Heading	rr_RiskHeading	SUMMARY OF PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund's
Strategies and Risks section of the Prospectus and in the Statement of
Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk: Because the Fund's investments are concentrated in companies involved in the railroad industry, the Fund will be susceptible to loss due to adverse occurrences affecting that industry.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if a foreign currency depreciates against the U.S. dollar.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Foreign Security Risk: Investments in the securities of foreign issuers
(including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on United States' exchanges, nonetheless, could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security underlying the ADR or GDR is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural disaster could occur in a geographic region in which the Fund invests.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser's investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk: The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets.

Risks Related to Investing in the Railroad Industry: The Fund will be concentrated in companies in the railroad sector. Companies in this sector may be adversely affected by changes in government regulation, world events and economic conditions. Companies in this sector may also face higher risk of government involvement as railroads may be considered key components of national security or potential sources of government revenue. In addition, companies in this sector could be adversely affected by commodity price volatility, technological developments and labor relations.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Securities Market Risk: Because certain securities markets in the countries in which the Fund may invest are small in size, underdeveloped and are less regulated and less correlated to global economic cycles than those markets located in more developed countries, the securities markets in such countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Tracking Error Risk: The performance of the Fund may diverge from that of the
Underlying Index.

Valuation Risk: The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's
Shares.

Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.
Global X FTSE Railroads ETF (Prospectus Summary) | Global X FTSE Railroads ETF | Global X FTSE Railroads ETF
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-01
Global X FTSE Railroads ETF | Global X FTSE Railroads ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees:	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	0.67%
Fee Waiver and/or Expense Reimbursement:	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	rr_NetExpensesOverAssets	0.65%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	208

[1]	"Other Expenses" reflect estimated expenses for the Fund's first fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, the Adviser has agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes and governmental fees, brokerage fees, commissions, and other transaction expenses, dividend expenses, borrowing costs, and extraordinary expenses) will not exceed 0.65% of the Fund's average daily net assets per year until at least April 1, 2013. Pursuant to the Expense Limitation Agreement, the Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.65% during the year in which it is paid and the Board of Trustees has approved in advance such reimbursement to the Adviser. The Expense Limitation Agreement may only be amended or terminated prior to April 1, 2013 by action of the Board of Trustees of the Fund.

Global X Farmland & Timberland ETF (Prospectus Summary) | Global X Farmland & Timberland ETF
Global X Farmland & Timberland ETF
INVESTMENT OBJECTIVE
The Global X Farmland & Timberland ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Farmland & Timberland Index

("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Global X Farmland & Timberland ETF
Management Fees:		0.65%
Distribution and Service (12b-1) Fees:		none
Other Expenses:	[1]	0.02%
Total Annual Fund Operating Expenses:		0.67%
Fee Waiver and/or Expense Reimbursement:	[2]	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	[2]	0.65%
[1]	"Other Expenses" reflect estimated expenses for the Fund's first fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, the Adviser has agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes and governmental fees, brokerage fees, commissions, and other transaction expenses, dividend expenses, borrowing costs, and extraordinary expenses) will not exceed 0.65% of the Fund's average daily net assets per year until at least April 1, 2013. Pursuant to the Expense Limitation Agreement, the Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.65% during the year in which it is paid and the Board of Trustees has approved in advance such reimbursement to the Adviser. The Expense Limitation Agreement may only be amended or terminated prior to April 1, 2013 by action of the Board of Trustees of the Fund.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Global X Farmland & Timberland ETF	66	208

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund had not yet commenced investment operations as of the most recent fiscal year end. Thus,

no portfolio turnover rate is provided for the Fund.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will invest at least 80% of its total assets in the securities of the

Underlying Index and in ADRs and GDRs based on the securities in the Underlying

Index. The Fund will invest at least 80% of its total assets in securities that are economically tied to the farmland and timberland industry. The Fund's 80%

investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index tracks the equity performance of the largest and most liquid companies that own farmland and timberland properties. As of September 1,

2011, the Underlying Index had 25 constituents, 5 of which are foreign companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by an organization ("Index Provider") that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is

Structured Solutions AG.

The Adviser will use a "passive" or indexing approach to try to achieve the

Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying

Index in approximately the same proportions as in the Underlying Index. However,

the Fund may utilize a representative sampling strategy with respect to the

Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying

Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the

Fund is an actual investment portfolio. The performance of the Fund and the

Underlying Index may vary somewhat due to transaction costs, asset valuations,

foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e.,

holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the

Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund's

Strategies and Risks section of the Prospectus and in the Statement of

Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk: Because the Fund's investments are concentrated in companies involved in the farmland and timberland industry, the Fund will be susceptible to loss due to adverse occurrences affecting this industry.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if a foreign currency depreciates against the U.S. dollar.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Foreign Security Risk: Investments in the securities of foreign issuers

(including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on United States' exchanges,

nonetheless, could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security underlying the ADR or GDR is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural disaster could occur in a geographic region in which the Fund invests.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser's investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the

Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result,

the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk: The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets.

Risks Related to Investing in the Farmland and Timberland Industry: The Fund

will be concentrated in companies in the farmland and timberland sector. Companies in this sector may be adversely affected by changes in government regulation, world events and economic conditions. Companies in this sector may be adversely affected if the value of farmland or timberland declines, and could be negatively impacted by technological developments and labor relations. In addition, companies in this sector could be adversely affected by commodity price volatility, particularly for agricultural commodities.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund,

there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Securities Market Risk: Because certain securities markets in the countries in which the Fund may invest are small in size, underdeveloped and are less regulated and less correlated to global economic cycles than those markets located in more developed countries, the securities markets in such countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Tracking Error Risk: The performance of the Fund may diverge from that of the

Underlying Index.

Valuation Risk: The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's

Shares.

PERFORMANCE INFORMATION
The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 12, 2011
Global X Farmland & Timberland ETF (Prospectus Summary) | Global X Farmland & Timberland ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global X Farmland & Timberland ETF
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Global X Farmland & Timberland ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Farmland & Timberland Index
("Underlying Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund had not yet commenced investment operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commission when buying and selling Shares.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" reflect estimated expenses for the Fund's first fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 80% of its total assets in the securities of the
Underlying Index and in ADRs and GDRs based on the securities in the Underlying
Index. The Fund will invest at least 80% of its total assets in securities that are economically tied to the farmland and timberland industry. The Fund's 80%
investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index tracks the equity performance of the largest and most liquid companies that own farmland and timberland properties. As of September 1,
2011, the Underlying Index had 25 constituents, 5 of which are foreign companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by an organization ("Index Provider") that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is
Structured Solutions AG.

The Adviser will use a "passive" or indexing approach to try to achieve the
Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying
Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the
Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying
Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the
Fund is an actual investment portfolio. The performance of the Fund and the
Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
Risk, Heading	rr_RiskHeading	SUMMARY OF PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund's
Strategies and Risks section of the Prospectus and in the Statement of
Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk: Because the Fund's investments are concentrated in companies involved in the farmland and timberland industry, the Fund will be susceptible to loss due to adverse occurrences affecting this industry.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if a foreign currency depreciates against the U.S. dollar.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Foreign Security Risk: Investments in the securities of foreign issuers
(including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on United States' exchanges, nonetheless, could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security underlying the ADR or GDR is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural disaster could occur in a geographic region in which the Fund invests.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser's investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk: The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets.

Risks Related to Investing in the Farmland and Timberland Industry: The Fund
will be concentrated in companies in the farmland and timberland sector. Companies in this sector may be adversely affected by changes in government regulation, world events and economic conditions. Companies in this sector may be adversely affected if the value of farmland or timberland declines, and could be negatively impacted by technological developments and labor relations. In addition, companies in this sector could be adversely affected by commodity price volatility, particularly for agricultural commodities.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Securities Market Risk: Because certain securities markets in the countries in which the Fund may invest are small in size, underdeveloped and are less regulated and less correlated to global economic cycles than those markets located in more developed countries, the securities markets in such countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Tracking Error Risk: The performance of the Fund may diverge from that of the
Underlying Index.

Valuation Risk: The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's
Shares.

Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.
Global X Farmland & Timberland ETF (Prospectus Summary) | Global X Farmland & Timberland ETF | Global X Farmland & Timberland ETF
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-01
Global X Farmland & Timberland ETF | Global X Farmland & Timberland ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees:	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	0.67%
Fee Waiver and/or Expense Reimbursement:	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	rr_NetExpensesOverAssets	0.65%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	208

[1]	"Other Expenses" reflect estimated expenses for the Fund's first fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, the Adviser has agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes and governmental fees, brokerage fees, commissions, and other transaction expenses, dividend expenses, borrowing costs, and extraordinary expenses) will not exceed 0.65% of the Fund's average daily net assets per year until at least April 1, 2013. Pursuant to the Expense Limitation Agreement, the Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.65% during the year in which it is paid and the Board of Trustees has approved in advance such reimbursement to the Adviser. The Expense Limitation Agreement may only be amended or terminated prior to April 1, 2013 by action of the Board of Trustees of the Fund.

Global X Cement ETF (Prospectus Summary) | Global X Cement ETF
Global X Cement ETF
INVESTMENT OBJECTIVE
The Global X Cement ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Cement Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Global X Cement ETF
Management Fees:		0.69%
Distribution and Service (12b-1) Fees:		none
Other Expenses:	[1]	0.02%
Total Annual Fund Operating Expenses:		0.71%
Fee Waiver and/or Expense Reimbursement:	[2]	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	[2]	0.69%
[1]	"Other Expenses" reflect estimated expenses for the Fund's first fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, the Adviser has agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes and governmental fees, brokerage fees, commissions, and other transaction expenses, dividend expenses, borrowing costs, and extraordinary expenses) will not exceed 0.69% of the Fund's average daily net assets per year until at least April 1, 2013. Pursuant to the Expense Limitation Agreement, the Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.69% during the year in which it is paid and the Board of Trustees has approved in advance such reimbursement to the Adviser. The Expense Limitation Agreement may only be amended or terminated prior to April 1, 2013 by action of the Board of Trustees of the Fund.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Global X Cement ETF	70	221

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund had not yet commenced investment operations as of the most recent fiscal year end. Thus,

no portfolio turnover rate is provided for the Fund.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will invest at least 80% of its total assets in the securities of the

Underlying Index and in ADRs and GDRs based on the securities in the Underlying

Index. The Fund will invest at least 80% of its total assets in securities that are economically tied to the cement industry. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index tracks the equity performance of the largest and most liquid companies involved in the cement industry. It is comprised of companies that are primarily engaged in the production and distribution of cement. As of

September 1, 2011, the Underlying Index had 25 constituents, 18 of which are foreign companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by an organization ("Index Provider") that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is

Structured Solutions AG.

The Adviser will use a "passive" or indexing approach to try to achieve the

Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying

Index in approximately the same proportions as in the Underlying Index. However,

the Fund may utilize a representative sampling strategy with respect to the

Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying

Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the

Fund is an actual investment portfolio. The performance of the Fund and the

Underlying Index may vary somewhat due to transaction costs, asset valuations,

foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e.,

holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the

Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund's

Strategies and Risks section of the Prospectus and in the Statement of

Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk: Because the Fund's investments are concentrated in companies involved in the cement industry, the Fund will be susceptible to loss due to adverse occurrences affecting this industry.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if a foreign currency depreciates against the U.S. dollar.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Foreign Security Risk: Investments in the securities of foreign issuers

(including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on United States' exchanges,

nonetheless, could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security underlying the ADR or GDR is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural disaster could occur in a geographic region in which the Fund invests.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser's investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the

Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result,

the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk: The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets.

Risks Related to Investing in the Cement Industry: The Fund will be concentrated in companies in the cement industry. Companies engaged in the production and distribution of cement may be adversely affected by changes in world events,

political and economic conditions, energy conservation, environmental policies,

commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund,

there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Securities Market Risk: Because certain securities markets in the countries in which the Fund may invest are small in size, underdeveloped and are less regulated and less correlated to global economic cycles than those markets located in more developed countries, the securities markets in such countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Tracking Error Risk: The performance of the Fund may diverge from that of the

Underlying Index.

Valuation Risk: The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's

Shares.

PERFORMANCE INFORMATION
The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 12, 2011
Global X Cement ETF (Prospectus Summary) | Global X Cement ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global X Cement ETF
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Global X Cement ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Cement Index ("Underlying Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund had not yet commenced investment operations as of the most recent fiscal year end. Thus, no portfolio turnover rate is provided for the Fund.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commission when buying and selling Shares.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" reflect estimated expenses for the Fund's first fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 80% of its total assets in the securities of the
Underlying Index and in ADRs and GDRs based on the securities in the Underlying
Index. The Fund will invest at least 80% of its total assets in securities that are economically tied to the cement industry. The Fund's 80% investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index tracks the equity performance of the largest and most liquid companies involved in the cement industry. It is comprised of companies that are primarily engaged in the production and distribution of cement. As of
September 1, 2011, the Underlying Index had 25 constituents, 18 of which are foreign companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by an organization ("Index Provider") that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is
Structured Solutions AG.

The Adviser will use a "passive" or indexing approach to try to achieve the
Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying
Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the
Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying
Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the
Fund is an actual investment portfolio. The performance of the Fund and the
Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
Risk, Heading	rr_RiskHeading	SUMMARY OF PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund's
Strategies and Risks section of the Prospectus and in the Statement of
Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk: Because the Fund's investments are concentrated in companies involved in the cement industry, the Fund will be susceptible to loss due to adverse occurrences affecting this industry.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if a foreign currency depreciates against the U.S. dollar.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Foreign Security Risk: Investments in the securities of foreign issuers
(including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on United States' exchanges, nonetheless, could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security underlying the ADR or GDR is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural disaster could occur in a geographic region in which the Fund invests.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser's investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk: The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets.

Risks Related to Investing in the Cement Industry: The Fund will be concentrated in companies in the cement industry. Companies engaged in the production and distribution of cement may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Securities Market Risk: Because certain securities markets in the countries in which the Fund may invest are small in size, underdeveloped and are less regulated and less correlated to global economic cycles than those markets located in more developed countries, the securities markets in such countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Tracking Error Risk: The performance of the Fund may diverge from that of the
Underlying Index.

Valuation Risk: The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's
Shares.

Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.
Global X Cement ETF (Prospectus Summary) | Global X Cement ETF | Global X Cement ETF
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-01
Global X Cement ETF | Global X Cement ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees:	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	0.71%
Fee Waiver and/or Expense Reimbursement:	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	rr_NetExpensesOverAssets	0.69%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	221

[1]	"Other Expenses" reflect estimated expenses for the Fund's first fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, the Adviser has agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes and governmental fees, brokerage fees, commissions, and other transaction expenses, dividend expenses, borrowing costs, and extraordinary expenses) will not exceed 0.69% of the Fund's average daily net assets per year until at least April 1, 2013. Pursuant to the Expense Limitation Agreement, the Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.69% during the year in which it is paid and the Board of Trustees has approved in advance such reimbursement to the Adviser. The Expense Limitation Agreement may only be amended or terminated prior to April 1, 2013 by action of the Board of Trustees of the Fund.

Global X Advanced Materials ETF (Prospectus Summary) | Global X Advanced Materials ETF
Global X Advanced Materials ETF
INVESTMENT OBJECTIVE
The Global X Advanced Materials ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Advanced Materials Index ("Underlying Index").

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		Global X Advanced Materials ETF
Management Fees:		0.69%
Distribution and Service (12b-1) Fees:		none
Other Expenses:	[1]	0.02%
Total Annual Fund Operating Expenses:		0.71%
Fee Waiver and/or Expense Reimbursement:	[2]	(0.02%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	[2]	0.69%
[1]	"Other Expenses" reflect estimated expenses for the Fund's first fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, the Adviser has agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes and governmental fees, brokerage fees, commissions, and other transaction expenses, dividend expenses, borrowing costs, and extraordinary expenses) will not exceed 0.69% of the Fund's average daily net assets per year until at least April 1, 2013. Pursuant to the Expense Limitation Agreement, the Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.69% during the year in which it is paid and the Board of Trustees has approved in advance such reimbursement to the Adviser. The Expense Limitation Agreement may only be amended or terminated prior to April 1, 2013 by action of the Board of Trustees of the Fund.

Example:
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Global X Advanced Materials ETF	70	221

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund had not yet commenced investment operations as of the most recent fiscal year end.

Thus, no portfolio turnover rate is provided for the Fund.

PRINCIPAL INVESTMENT STRATEGIES
The Fund will invest at least 80% of its total assets in the securities of the

Underlying Index and in ADRs and GDRs based on the securities in the Underlying

Index. The Fund will invest at least 80% of its total assets in securities that are economically tied to the advanced materials industry. The Fund's 80%

investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index tracks the equity performance of the largest and most liquid companies involved in the advanced materials industry. The advanced materials industry refers to all materials that are produced with scientific technology and represent advances to traditional materials in order to obtain superior performance in the applications for which the material is used. As of

September 1, 2011, the Underlying Index had 25 constituents, 12 of which are foreign companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by an organization ("Index Provider") that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is

Structured Solutions AG.

The Adviser will use a "passive" or indexing approach to try to achieve the

Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying

Index in approximately the same proportions as in the Underlying Index. However,

the Fund may utilize a representative sampling strategy with respect to the

Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying

Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the

Fund is an actual investment portfolio. The performance of the Fund and the

Underlying Index may vary somewhat due to transaction costs, asset valuations,

foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e.,

holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

SUMMARY OF PRINCIPAL RISKS
As with any investment, you could lose all or part of your investment in the

Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund's

Strategies and Risks section of the Prospectus and in the Statement of

Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk: Because the Fund's investments are concentrated in companies involved in the advanced materials industry, the Fund will be susceptible to loss due to adverse occurrences affecting this industry.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if a foreign currency depreciates against the U.S. dollar.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Foreign Security Risk: Investments in the securities of foreign issuers

(including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on United States' exchanges,

nonetheless, could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security underlying the ADR or GDR is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural disaster could occur in a geographic region in which the Fund invests.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser's investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the

Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result,

the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk: The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets.

Risks Related to Investing in the Advanced Materials Industry: The Fund will be concentrated in companies in the advanced materials industry. Companies engaged in the production and distribution of advanced materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations. The production of advanced materials may involve significant technological expenditure and there is no guarantee that products will be commercially viable.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund,

there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Securities Market Risk: Because certain securities markets in the countries in which the Fund may invest are small in size, underdeveloped and are less regulated and less correlated to global economic cycles than those markets located in more developed countries, the securities markets in such countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Tracking Error Risk: The performance of the Fund may diverge from that of the

Underlying Index.

Valuation Risk: The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's

Shares.

PERFORMANCE INFORMATION
The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Oct 12, 2011
Global X Advanced Materials ETF (Prospectus Summary) | Global X Advanced Materials ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global X Advanced Materials ETF
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Global X Advanced Materials ETF ("Fund") seeks to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Solactive Global Advanced Materials Index ("Underlying Index").

Expense, Heading	rr_ExpenseHeading	FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. You will also incur usual and customary brokerage commission when buying and selling Shares.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund had not yet commenced investment operations as of the most recent fiscal year end.
Thus, no portfolio turnover rate is provided for the Fund.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	You will also incur usual and customary brokerage commission when buying and selling Shares.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" reflect estimated expenses for the Fund's first fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example:
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling Shares of the Fund in the secondary market. The example assumes that you invest  $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund will invest at least 80% of its total assets in the securities of the
Underlying Index and in ADRs and GDRs based on the securities in the Underlying
Index. The Fund will invest at least 80% of its total assets in securities that are economically tied to the advanced materials industry. The Fund's 80%
investment policy is non-fundamental and requires 60 days' prior written notice to shareholders before it can be changed.

The Underlying Index tracks the equity performance of the largest and most liquid companies involved in the advanced materials industry. The advanced materials industry refers to all materials that are produced with scientific technology and represent advances to traditional materials in order to obtain superior performance in the applications for which the material is used. As of
September 1, 2011, the Underlying Index had 25 constituents, 12 of which are foreign companies. The Fund's investment objective and Underlying Index may be changed without shareholder approval.

The Underlying Index is sponsored by an organization ("Index Provider") that is independent of the Fund and Global X Management Company LLC, the investment adviser for the Fund ("Adviser"). The Index Provider determines the relative weightings of the securities in the Underlying Index and publishes information regarding the market value of the Underlying Index. The Fund's Index Provider is
Structured Solutions AG.

The Adviser will use a "passive" or indexing approach to try to achieve the
Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued.

The Fund generally will use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying
Index in approximately the same proportions as in the Underlying Index. However, the Fund may utilize a representative sampling strategy with respect to the
Underlying Index when a replication strategy might be detrimental to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow the Underlying
Index, in instances in which a security in the Underlying Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index.

Correlation: Correlation is the extent to which the values of different types of investments move in tandem with one another in response to changing economic and market conditions. An index is a theoretical financial calculation, while the
Fund is an actual investment portfolio. The performance of the Fund and the
Underlying Index may vary somewhat due to transaction costs, asset valuations, foreign currency valuations, market impact, corporate actions (such as mergers and spin-offs), legal restrictions or limitations, illiquid or unavailable securities, and timing variances.

The Adviser expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will exceed 95%. A correlation percentage of 100% would indicate perfect correlation. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy.

Industry Concentration Policy: The Fund will concentrate its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.

Investment Strategy, Portfolio Concentration	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., holds 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated.
Risk, Heading	rr_RiskHeading	SUMMARY OF PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective, as well as other risks that are described in greater detail in the Additional Information About the Fund's
Strategies and Risks section of the Prospectus and in the Statement of
Additional Information ("SAI").

Asset Class Risk: Securities in the Underlying Index or the Fund's portfolio may underperform in comparison to the general securities markets or other asset classes.

Concentration Risk: Because the Fund's investments are concentrated in companies involved in the advanced materials industry, the Fund will be susceptible to loss due to adverse occurrences affecting this industry.

Currency Risk: The Fund may invest in securities denominated in foreign currencies. Because the Fund's NAV is determined in U.S. dollars, the Fund's NAV could decline if a foreign currency depreciates against the U.S. dollar.

Custody Risk: Less developed markets are more likely to experience problems with the clearing and settling of trades.

Equity Securities Risk: Equity securities are subject to changes in value and their values may be more volatile than other asset classes.

Foreign Security Risk: Investments in the securities of foreign issuers
(including investments in ADRs and GDRs) are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on United States' exchanges, nonetheless, could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security underlying the ADR or GDR is traded. You may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Geographic Risk: A natural disaster could occur in a geographic region in which the Fund invests.

Issuer Risk: Fund performance depends on the performance of individual companies in which the Fund invests. Changes to the financial condition of any of those companies may cause the value of their securities to decline.

Management Risk: The Fund is subject to the risk that the Adviser's investment management strategy may not produce the intended results.

Market Risk: The Fund's NAV could decline over short periods due to short-term market movements and over longer periods during market downturns.

Market Trading Risks: The Fund faces numerous market trading risks, including the potential lack of an active market for Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to NAV.

Non-Diversification Risk: The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.

Passive Investment Risk: The Fund is not actively managed and the Adviser does not attempt to take defensive positions in declining markets.

Risks Related to Investing in the Advanced Materials Industry: The Fund will be concentrated in companies in the advanced materials industry. Companies engaged in the production and distribution of advanced materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations. The production of advanced materials may involve significant technological expenditure and there is no guarantee that products will be commercially viable.

Securities Lending Risk: Securities lending involves the risk that the Fund loses money because the borrower fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or of investments made with cash collateral. These events could also trigger adverse tax consequences for the Fund. As securities on loan may not be voted by the Fund, there is a risk that the Fund may not be able to recall the securities in sufficient time to vote on material proxy matters.

Securities Market Risk: Because certain securities markets in the countries in which the Fund may invest are small in size, underdeveloped and are less regulated and less correlated to global economic cycles than those markets located in more developed countries, the securities markets in such countries are subject to greater risks associated with market volatility, lower market capitalization, lower trading volume, illiquidity, inflation, greater price fluctuations and uncertainty regarding the existence of trading markets.

Tracking Error Risk: The performance of the Fund may diverge from that of the
Underlying Index.

Valuation Risk: The value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's
Shares.

Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund's performance may depend on the performance of a small number of issuers.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	The Fund does not have a full calendar year of performance. Thus, no bar chart or Average Annual Total Returns table is included for the Fund.
Global X Advanced Materials ETF (Prospectus Summary) | Global X Advanced Materials ETF | Global X Advanced Materials ETF
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-01
Global X Advanced Materials ETF | Global X Advanced Materials ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees:	rr_ManagementFeesOverAssets	0.69%
Distribution and Service (12b-1) Fees:	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses:	rr_OtherExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses:	rr_ExpensesOverAssets	0.71%
Fee Waiver and/or Expense Reimbursement:	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement:	rr_NetExpensesOverAssets	0.69%	[2]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	70
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	221

[1]	"Other Expenses" reflect estimated expenses for the Fund's first fiscal year.
[2]	Pursuant to an Expense Limitation Agreement, the Adviser has agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes and governmental fees, brokerage fees, commissions, and other transaction expenses, dividend expenses, borrowing costs, and extraordinary expenses) will not exceed 0.69% of the Fund's average daily net assets per year until at least April 1, 2013. Pursuant to the Expense Limitation Agreement, the Fund (at a later date) may reimburse the Adviser for the fees it reimbursed or waived and/or limited pursuant to the Expense Limitation Agreement during any of the prior three fiscal years, provided that, among other things, reimbursement to be made to the Adviser does not cause Total Annual Fund Operating Expenses of the Fund to exceed 0.69% during the year in which it is paid and the Board of Trustees has approved in advance such reimbursement to the Adviser. The Expense Limitation Agreement may only be amended or terminated prior to April 1, 2013 by action of the Board of Trustees of the Fund.